Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments And Other Current Assets
Schedule of prepayments and other current assets	Prepayments and other current assets consisted of the following:
	As of March 31,
	2026	2025
Prepaid VAT	48,046	—
Prepaid service fees	$5,842	$53,461
Total	$53,888	$53,461